WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of warrants
Balance at		9,707,677
Balance at	8,411,764
Weighted Average Exercise Price
Balance at		$ 0.80
Balance at	$ 2.92
Expire November 2021
Number of warrants
Expired	4,411,764
Weighted Average Exercise Price
Expired	$ 0.85
Expire November 2019
Number of warrants
Expired	4,000,000
Weighted Average Exercise Price
Expired	$ 5.20
Issued in January 2018
Number of warrants
Issued		3,000,000
Weighted Average Exercise Price
Issued		$ 6.00
Issued in February 2018
Number of warrants
Issued		3,000,000
Weighted Average Exercise Price
Issued		$ 7.00
Issued in May 2018
Number of warrants
Balance at	8,411,764
Issued		4,000,000
Exercised		(8,239,863)
Expired		(3,056,050)
Balance at		8,411,764
Weighted Average Exercise Price
Balance at	$ 2.92
Issued		$ 5.20
Exercised		2.65
Expired		6.91
Balance at		$ 2.92